Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000244815 [Member]
Shareholder Report [Line Items]
Fund Name	TBG Dividend Focus ETF
Class Name	TBG Dividend Focus ETF
Trading Symbol	TBG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TBG Dividend Focus ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://tbgdividendgrowth.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 110,310,435
Holdings Count | holding	36
Advisory Fees Paid, Amount	$ 255,332
Investment Company, Portfolio Turnover	3.00%
Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	17.9%
Energy	14.4%
Information Technology	13.3%
Health Care	11.9%
Consumer Staples	11.5%
Real Estate	8.3%
Industrials	6.9%
Utilities	4.8%
Communication Services	3.7%
Materials	3.6%
Consumer Discretionary	3.0%
Cash & Cash Equivalents	0.7%

TOP 10 HOLDINGS (as a % of Net Assets)
International Business Machines Corp.	5.1%
Energy Transfer LP	4.7%
Gilead Sciences, Inc.	4.4%
Simon Property Group, Inc.	4.4%
Cisco Systems, Inc.	4.2%
Chevron Corp.	4.0%
Enterprise Products Partners LP	3.9%
Verizon Communications, Inc.	3.7%
Truist Financial Corp.	3.6%
Cummins, Inc.	3.6%